Financial instruments (Tables)	12 Months Ended
Jun. 30, 2019
Statement [line items]
Summary of variable interest rate balances

As at the reporting date, the consolidated entity had the following variable interest rate balances:

	2019		2018
	Weighted average interest rate %	Balance A$’000	Weighted average interest rate %	Balance A$’000

Cash at bank and in hand	0.03%	834	0.04%	2,956
Short term deposits	1.88%	4,600	2.35%	3,000

Net exposure to cash flow interest rate risk		5,434		5,956

Summary of remaining contractual maturities of financial instrument liabilities

2019	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,049	—	—	—	1,049
Accrued payables	—	714	—	—	—	714
Contingent consideration	—	—	—	5,194	1,394	6,588

Total non-derivatives		1,763	—	5,194	1,394	8,351

2018	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,407	—	—	—	1,407
Accrued payables	—	576	—	—	—	576
Contingent consideration	—	4,250	—	4,650	1,394	10,294

Total non-derivatives		6,233	—	4,650	1,394	12,227

Foreign currency risk [member]
Statement [line items]
Summary of foreign currency risk

The carrying amount of the consolidated entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	Assets		Liabilities
	2019	2018	2019	2018
	A$’000	A$’000	A$’000	A$’000

US dollars	31	317	1,046	896
Euros	—	—	1	—

	31	317	1,047	896

Summary of foreign currency risk sensitivity

If the AUD had strengthened against the USD by 10% (2018: 10%) then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2019	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	102	102	(10%)	(102)	(102)

		102	102		(102)	(102)

	AUD strengthened			AUD weakened
Consolidated - 2018	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000
US dollars	10%	58	58	(10%)	(58)	(58)